Non-Controlling Interests and Preferred Stock of Subsidiary - Summary of Non-controlling Interests Balance on Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Balance as of
Total non-controlling interests	$ 10,348	$ 7,481
Consolidated Funds
Balance as of
Permanent equity	$ 10,348	$ 7,481